Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	THE ROYCE FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000709364
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Small-Cap Fund (formerly Royce Pennsylvania Mutual Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets, while the Lead Portfolio Manager collaborates with the managers across all segments.

The Fund invests at least 80% of its net assets in equity securities of such small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors As with any mutual fund that invests in common stocks, Royce Small-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time. The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Investment Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 27.14% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.30% (quarter ended 3/31/20).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Dividend Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Dividend Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Dividend Value Fund’s investment goals are long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying equity securities of companies with stock market capitalizations up to $15 billion that it believes are trading below its estimate of their current worth. Royce bases this assessment chiefly on strong balance sheets and other indicators of financial strength. Royce also considers companies that it believes are well managed and/or have strong business prospects, as well as the potential for improvement in cash flow levels and internal rates of return.

The Fund invests at least 80% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, at least 65% of the Fund’s net assets will be invested in equity securities of companies with stock market capitalizations up to $15 billion at the time of investment. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, at least 65% of the Fund’s net assets will be invested in equity securities of companies with stock market capitalizations up to $15 billion at the time of investment. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Service Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 21.83% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -30.72% (quarter ended 3/31/20).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of 12/31/23 (%)
Royce Dividend Value Fund | Russell Index Fifteen [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.42%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	8.36%
Royce Dividend Value Fund | Russell Index Sixteen [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Dividend Value Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends or events, governmental or central bank actions and/or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Dividend Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Dividend Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of equity securities of companies with stock market capitalizations up to $15 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

Royce Dividend Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials and Financials sectors. Industrial companies can be significantly affected by commodity prices, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Financial companies can be significantly affected by interest rate changes, global investment trends, market conditions, and currency exchange rates. Companies in both sectors can be significantly affected by general economic trends, government regulation and spending, and legislation.

Royce Dividend Value Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Dividend Value Fund | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, selecting stocks based, in part, on a history of paying dividends may cause the Fund to underperform relative to funds that do not select stocks on this basis. Further, various factors may lead a company to unexpectedly reduce or eliminate dividend payments, which could adversely affect the market price of its securities. In addition, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Therefore, securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Dividend Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Dividend Value Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Dividend Value Fund | Royce Dividend Value Fund-Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RDVIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	680
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,518
1 Year	rr_AverageAnnualReturnYear01	23.12%
5 Years	rr_AverageAnnualReturnYear05	11.84%
10 Years	rr_AverageAnnualReturnYear10	6.83%
Royce Dividend Value Fund | Royce Dividend Value Fund-Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYDVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.51%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	851
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,888
Annual Return 2014	rr_AnnualReturn2014	(2.10%)
Annual Return 2015	rr_AnnualReturn2015	(5.70%)
Annual Return 2016	rr_AnnualReturn2016	16.40%
Annual Return 2017	rr_AnnualReturn2017	21.70%
Annual Return 2018	rr_AnnualReturn2018	(16.20%)
Annual Return 2019	rr_AnnualReturn2019	29.80%
Annual Return 2020	rr_AnnualReturn2020	4.50%
Annual Return 2021	rr_AnnualReturn2021	20.10%
Annual Return 2022	rr_AnnualReturn2022	(13.60%)
Annual Return 2023	rr_AnnualReturn2023	22.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.72%)
1 Year	rr_AverageAnnualReturnYear01	22.92%
5 Years	rr_AverageAnnualReturnYear05	11.57%
10 Years	rr_AverageAnnualReturnYear10	6.58%
Royce Dividend Value Fund | Royce Dividend Value Fund-Service Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.78%
5 Years	rr_AverageAnnualReturnYear05	9.27%
10 Years	rr_AverageAnnualReturnYear10	4.17%
Royce Dividend Value Fund | Royce Dividend Value Fund-Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.76%
5 Years	rr_AverageAnnualReturnYear05	8.96%
10 Years	rr_AverageAnnualReturnYear10	4.73%
Royce Global Financial Services Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Global Financial Services Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Global Financial Services Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service and Institutional Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies that are “principally” engaged in the financial services industry. Examples of such companies include: commercial and industrial banks, savings and loan associations, companies engaged in consumer and industrial finance, insurance, securities brokerage and investment management, real estate investment trusts, real estate management and development companies, other financial intermediaries, and firms that primarily serve the financial services industry. Royce seeks to invest in securities that are trading below its estimate of their current worth. Royce focuses on companies that it believes have strong balance sheets, other business strengths, and/or strong business prospects. Royce also considers companies with the potential for improvement in cash flow levels and internal rates of return. Although the Fund primarily focuses on securities of financial services companies with stock market capitalizations up to $10 billion, it may invest an equal or greater percentage of its assets in securities of companies with larger market capitalizations.

The Fund will invest at least 40% of its net assets in equity securities of companies headquartered in at least three different countries outside of the United States, under normal circumstances. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. As a result, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country or in a limited number of countries. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, Israel, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors.

The Fund invests at least 80% of its net assets in equity securities of companies “principally” engaged in the financial services industry under normal circumstances. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues, or net income are committed to, or are derived from, financial services-related activities. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities of companies “principally” engaged in the financial services industry under normal circumstances. For these purposes, a company is deemed to be principally engaged in the financial services industry if at least 50% of its consolidated assets, revenues, or net income are committed to, or are derived from, financial services-related activities. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the MSCI ACWI Small Cap Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The Institutional Class commenced operations on January 5, 2016. Performance information prior to this date is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the MSCI ACWI Small Cap Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Service Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 30.59% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -28.76% (quarter ended 3/31/20).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of 12/31/23 (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Global Financial Services Fund | M S C I Index One [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.84%
5 Years	rr_AverageAnnualReturnYear05	9.85%
10 Years	rr_AverageAnnualReturnYear10	6.66%
Royce Global Financial Services Fund | Russell Index Seventeen [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Global Financial Services Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Global Financial Services Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Global Financial Services Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Global Financial Services Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of equity securities of companies with stock market capitalizations up to $10 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from both non-financial services funds and funds investing in larger-cap companies or other asset classes.

Royce Global Financial Services Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Royce Global Financial Services Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. These risks may be heightened for developing markets securities. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. To the extent the Fund focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Global Financial Services Fund | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Global Financial Services Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.

The Fund is not a complete investment program. Rather, it is designed for long-term investors who can accept the risks of investing in a fund with a limited number of common stock holdings primarily in financial services companies with market caps up to $5 billion.

Royce Global Financial Services Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Global Financial Services Fund | Financial Services Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund focuses its investments in companies within the financial services industry. Such a portfolio may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because such a portfolio may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the financial services industry. Financial services companies are subject to extensive government regulation, can be significantly affected by changes in interest rates, the availability and cost of capital, the rate of corporate and consumer debt defaults, and price competition, and can be subject to relatively rapid change due to government interventions in capital, credit, and currency markets.

Royce Global Financial Services Fund | Royce Global Financial Services Fund-Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYFSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,034
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,283
Annual Return 2014	rr_AnnualReturn2014	3.50%
Annual Return 2015	rr_AnnualReturn2015	(4.70%)
Annual Return 2016	rr_AnnualReturn2016	12.90%
Annual Return 2017	rr_AnnualReturn2017	22.50%
Annual Return 2018	rr_AnnualReturn2018	(13.40%)
Annual Return 2019	rr_AnnualReturn2019	24.20%
Annual Return 2020	rr_AnnualReturn2020	15.30%
Annual Return 2021	rr_AnnualReturn2021	20.30%
Annual Return 2022	rr_AnnualReturn2022	(20.30%)
Annual Return 2023	rr_AnnualReturn2023	15.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.76%)
1 Year	rr_AverageAnnualReturnYear01	15.72%
5 Years	rr_AverageAnnualReturnYear05	9.68%
10 Years	rr_AverageAnnualReturnYear10	6.48%
Royce Global Financial Services Fund | Royce Global Financial Services Fund-Service Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.70%
5 Years	rr_AverageAnnualReturnYear05	8.40%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Royce Global Financial Services Fund | Royce Global Financial Services Fund-Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.73%
5 Years	rr_AverageAnnualReturnYear05	7.61%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Royce Global Financial Services Fund | Royce Global Financial Services Fund-Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,038
1 Year	rr_AverageAnnualReturnYear01	15.72%
5 Years	rr_AverageAnnualReturnYear05	9.70%
10 Years	rr_AverageAnnualReturnYear10	6.66%
Royce International Premier Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Royce International Premier Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce International Premier Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of small-cap companies issued by non-U.S. (“international”) companies headquartered outside of the United States. Royce looks for companies trading below its estimate of their current worth that it considers “premier”—those that have strong balance sheets, other business strengths, and/or strong business prospects. In addition, Royce considers companies with the potential for improvement in cash flow levels and internal rates of return.

The Fund invests at least 80% of its net assets in equity securities of such premier companies headquartered outside of the United States, under normal circumstances. At least 65% of these securities will be issued by small-cap companies, that is, those with stock market capitalizations up to $5 billion at the time of investment. Under normal market circumstances, at least 65% of the Fund’s net assets will be invested in equity securities of international companies headquartered in at least three different countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are headquartered in a single country. Although the Fund may invest without limit in the equity securities of companies headquartered outside of the United States, no more than 35% of the Fund’s net assets may be invested in securities of companies headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, Israel, and Western European countries (as defined in the Fund’s Statement of Additional Information). The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases.

In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic, or other country-specific factors. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the MSCI ACWI ex USA Small Cap Index, the Fund’s benchmark index. The Investment Class commenced operations on January 22, 2014, and the Institutional Class commenced operations on May 2, 2018. Performance information prior to these dates is for the Service Class. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the MSCI ACWI ex USA Small Cap Index, the Fund’s benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Service Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 21.53% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -23.81% (quarter ended 3/31/20).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
Royce International Premier Fund | M S C I Index Two [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.66%
5 Years	rr_AverageAnnualReturnYear05	7.89%
10 Years	rr_AverageAnnualReturnYear10	4.88%
Royce International Premier Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce International Premier Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce International Premier Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce International Premier Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund’s investment in a limited number of issuers may involve considerably more risk to investors than funds that invest in a larger number of issuers because it may be more susceptible to any single corporate, economic, political, regulatory, or market event. A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials and Information Technology sectors. Industrials sector companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. In addition, companies from the Information Technology sector can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Royce International Premier Fund | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce International Premier Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce International Premier Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce International Premier Fund | International Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

In addition to general market risk, securities of international companies may be subject to different risks than investments in U.S. securities, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular country or region. Prices of international securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. To the extent the Fund focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of international securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures. To the extent that the Fund’s investments in the securities of international companies consist of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in international companies may not apply.

Royce International Premier Fund | Small Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce International Premier Fund | Royce International Premier Fund- Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RIPNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	399
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,548
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	5.45%
Royce International Premier Fund | Royce International Premier Fund-Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYIPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	491
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,897
Annual Return 2014	rr_AnnualReturn2014	(8.20%)
Annual Return 2015	rr_AnnualReturn2015	16.20%
Annual Return 2016	rr_AnnualReturn2016	(1.10%)
Annual Return 2017	rr_AnnualReturn2017	39.80%
Annual Return 2018	rr_AnnualReturn2018	(12.80%)
Annual Return 2019	rr_AnnualReturn2019	34.20%
Annual Return 2020	rr_AnnualReturn2020	15.70%
Annual Return 2021	rr_AnnualReturn2021	5.80%
Annual Return 2022	rr_AnnualReturn2022	(27.20%)
Annual Return 2023	rr_AnnualReturn2023	7.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Royce International Premier Fund | Royce International Premier Fund-Service Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	4.64%
Royce International Premier Fund | Royce International Premier Fund-Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.87%
5 Years	rr_AverageAnnualReturnYear05	4.06%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Royce International Premier Fund | Royce International Premier Fund-Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	363
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	640
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,430
1 Year	rr_AverageAnnualReturnYear01	8.05%
5 Years	rr_AverageAnnualReturnYear05	5.58%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Royce Micro-Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Micro-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Micro-Cap Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies. Micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell Microcap® Index at the time of its most recent reconstitution. Royce uses multiple investment themes and offers wide exposure to micro-cap stocks by investing in companies with strong fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. Royce considers companies with strong balance sheets, attractive growth prospects, and/or the potential for improvement in cash flow levels and internal rates of return, among other factors.

The Fund invests at least 80% of its net assets in equity securities of micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities of micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Investment Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 36.93% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -31.76% (quarter ended 3/31/20).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
Royce Micro-Cap Fund | Russell Index Eighteen [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.33%
5 Years	rr_AverageAnnualReturnYear05	8.56%
10 Years	rr_AverageAnnualReturnYear10	5.79%
Royce Micro-Cap Fund | Russell Index Nineteen [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Micro-Cap Fund | Russell Microcap Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.33%
5 Years	rr_AverageAnnualReturnYear05	8.56%
10 Years	rr_AverageAnnualReturnYear10	5.79%
Royce Micro-Cap Fund | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Micro-Cap Fund | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Micro-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Micro-Cap Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of micro-cap companies. Micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell Microcap® Index at the time of its most recent reconstitution. Royce uses multiple investment themes and offers wide exposure to micro-cap stocks by investing in companies with strong fundamentals and/or prospects selling at prices that Royce believes do not fully reflect these attributes. Royce considers companies with strong balance sheets, attractive growth prospects, and/or the potential for improvement in cash flow levels and internal rates of return, among other factors.

The Fund invests at least 80% of its net assets in equity securities of micro-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Consultant Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 36.49% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -31.95% (quarter ended 3/31/20).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of 12/31/23 (%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Micro-Cap Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends or events, governmental or central bank actions and/or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Micro-Cap Fund | Market Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions and/or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Micro-Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Micro-Cap Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Information Technology and Industrials sectors. Information Technology sector companies can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, companies from the Industrials sector can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Micro-Cap Fund | Sector Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Information Technology and Industrials sectors. Information Technology sector companies can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, companies from the Industrials sector can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Micro-Cap Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Micro-Cap Fund | Foreign Investments Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Micro-Cap Fund | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Micro-Cap Fund | Underperformance Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Micro-Cap Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Micro-Cap Fund | Risk Not Insured [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Micro-Cap Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Micro-Cap Fund | Cybersecurity Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Micro-Cap Fund | Micro Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Micro-Cap Fund | Micro Cap Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of micro-cap securities are generally more volatile than those of larger-cap securities. In addition, because micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Micro-Cap Fund | Royce Micro-Cap Fund-Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYOTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.25%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	396
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	685
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,510
Annual Return 2014	rr_AnnualReturn2014	(4.10%)
Annual Return 2015	rr_AnnualReturn2015	(13.30%)
Annual Return 2016	rr_AnnualReturn2016	19.70%
Annual Return 2017	rr_AnnualReturn2017	5.40%
Annual Return 2018	rr_AnnualReturn2018	(8.90%)
Annual Return 2019	rr_AnnualReturn2019	21.20%
Annual Return 2020	rr_AnnualReturn2020	24.50%
Annual Return 2021	rr_AnnualReturn2021	31.00%
Annual Return 2022	rr_AnnualReturn2022	(22.60%)
Annual Return 2023	rr_AnnualReturn2023	19.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.76%)
1 Year	rr_AverageAnnualReturnYear01	19.31%
5 Years	rr_AverageAnnualReturnYear05	12.80%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Royce Micro-Cap Fund | Royce Micro-Cap Fund-Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.41%
5 Years	rr_AverageAnnualReturnYear05	10.49%
10 Years	rr_AverageAnnualReturnYear10	3.37%
Royce Micro-Cap Fund | Royce Micro-Cap Fund-Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	10.03%
10 Years	rr_AverageAnnualReturnYear10	4.03%
Royce Micro-Cap Fund | Royce Micro-Cap Fund-Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RMCFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	484
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,840
1 Year	rr_AverageAnnualReturnYear01	19.03%
5 Years	rr_AverageAnnualReturnYear05	12.59%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Royce Micro-Cap Fund | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYMCX
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	737
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,743
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Annual Return 2014	rr_AnnualReturn2014	(5.00%)
Annual Return 2015	rr_AnnualReturn2015	(14.20%)
Annual Return 2016	rr_AnnualReturn2016	18.50%
Annual Return 2017	rr_AnnualReturn2017	4.20%
Annual Return 2018	rr_AnnualReturn2018	(9.80%)
Annual Return 2019	rr_AnnualReturn2019	19.70%
Annual Return 2020	rr_AnnualReturn2020	23.00%
Annual Return 2021	rr_AnnualReturn2021	29.60%
Annual Return 2022	rr_AnnualReturn2022	(23.40%)
Annual Return 2023	rr_AnnualReturn2023	18.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.95%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
1 Year	rr_AverageAnnualReturnYear01	18.03%
5 Years	rr_AverageAnnualReturnYear05	11.54%
10 Years	rr_AverageAnnualReturnYear10	4.59%
Royce Micro-Cap Fund | Consultant Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.16%
5 Years	rr_AverageAnnualReturnYear05	9.25%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Royce Micro-Cap Fund | Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.95%
5 Years	rr_AverageAnnualReturnYear05	9.02%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Royce Micro-Cap Fund | Consultant Class | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Premier Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Premier Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Premier Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies at the time of investment. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise durability.

The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Investment Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 25.31% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -27.80% (quarter ended 3/31/20).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred, because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
Royce Premier Fund | Russell Index Twenty [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Premier Fund | Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Premier Fund | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Premier Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies at the time of investment. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise sustainability.

The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Consultant Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 24.93% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -27.95% (quarter ended 3/31/20).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Premier Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Premier Fund | Market Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Premier Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Premier Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund’s investment in a limited number of issuers may involve considerably more risk to investors than funds that invest in a larger number of issuers because it may be more susceptible to any single corporate, economic, political, regulatory, or market event. A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Premier Fund | Sector Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund’s investment in a limited number of issuers may involve considerably more risk to investors than funds that invest in a larger number of issuers because it may be more susceptible to any single corporate, economic, political, regulatory, or market event. A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Premier Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Premier Fund | Foreign Investments Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Premier Fund | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Premier Fund | Underperformance Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Premier Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Premier Fund | Risk Not Insured [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Premier Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Premier Fund | Cybersecurity Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Premier Fund | Small Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Premier Fund | Small Cap Risk [Member] | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Premier Fund | Royce Premier Fund-Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYPRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,443
Annual Return 2014	rr_AnnualReturn2014	(0.90%)
Annual Return 2015	rr_AnnualReturn2015	(9.90%)
Annual Return 2016	rr_AnnualReturn2016	23.00%
Annual Return 2017	rr_AnnualReturn2017	23.80%
Annual Return 2018	rr_AnnualReturn2018	(10.40%)
Annual Return 2019	rr_AnnualReturn2019	34.10%
Annual Return 2020	rr_AnnualReturn2020	11.50%
Annual Return 2021	rr_AnnualReturn2021	16.40%
Annual Return 2022	rr_AnnualReturn2022	(15.50%)
Annual Return 2023	rr_AnnualReturn2023	22.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.80%)
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	12.51%
10 Years	rr_AverageAnnualReturnYear10	8.19%
Royce Premier Fund | Royce Premier Fund-Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.62%
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Royce Premier Fund | Royce Premier Fund-Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	9.65%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Royce Premier Fund | Royce Premier Fund-Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RPFFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	498
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	869
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,911
Annual Return 2014	rr_AnnualReturn2014	(1.20%)
Annual Return 2015	rr_AnnualReturn2015	(10.10%)
Annual Return 2016	rr_AnnualReturn2016	22.60%
Annual Return 2017	rr_AnnualReturn2017	23.30%
Annual Return 2018	rr_AnnualReturn2018	(10.70%)
Annual Return 2019	rr_AnnualReturn2019	33.70%
Annual Return 2020	rr_AnnualReturn2020	11.10%
Annual Return 2021	rr_AnnualReturn2021	16.10%
Annual Return 2022	rr_AnnualReturn2022	(15.80%)
Annual Return 2023	rr_AnnualReturn2023	22.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.83%)
1 Year	rr_AverageAnnualReturnYear01	22.24%
5 Years	rr_AverageAnnualReturnYear05	12.14%
10 Years	rr_AverageAnnualReturnYear10	7.85%
Royce Premier Fund | Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RPRCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.36%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	725
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,687
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.95%)
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of 12/31/23 (%)
1 Year	rr_AverageAnnualReturnYear01	21.16%
5 Years	rr_AverageAnnualReturnYear05	11.23%
10 Years	rr_AverageAnnualReturnYear10	7.00%
Royce Premier Fund | Consultant Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.29%
5 Years	rr_AverageAnnualReturnYear05	8.34%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Royce Premier Fund | Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.82%
5 Years	rr_AverageAnnualReturnYear05	8.65%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Royce Premier Fund | A Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RAAFX
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Premier Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds. More information about these and other sales charge discounts and waivers is available from your financial intermediary, under the heading “General Shareholder Information-Sales Charges” in this Prospectus (pages 19-20), in Appendix A: Sales Charge Waivers and Discounts from Certain Financial Intermediaries, and under the heading “Sales Charge Waivers and Reductions for A Class Shares” in the Funds’ Statement of Additional Information. “Financial intermediaries” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, and other financial intermediaries that have entered into an agreement with Royce Fund Services, LLC to sell Fund shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1500.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 255	[1]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	668	[2]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	997	[2]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,349	[2]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,338	[2]
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap companies at the time of investment. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce looks for companies that it considers “premier”—those that it believes are trading below its estimate of their current worth that also have excellent business strengths, strong balance sheets and/or improved prospects for growth, the potential for improvement in cash flow levels and internal rates of return, and franchise durability.

The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities of such premier companies, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. Because A Class shares were not sold prior to December 31, 2023, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. (Service Class shown again for illustrative purposes.)

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Service Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 25.04% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -27.83% (quarter ended 3/31/20).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of 12/31/23 (%)
1 Year	rr_AverageAnnualReturnYear01	22.24%
5 Years	rr_AverageAnnualReturnYear05	12.14%
10 Years	rr_AverageAnnualReturnYear10	7.85%
Royce Premier Fund | A Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.35%
5 Years	rr_AverageAnnualReturnYear05	9.20%
10 Years	rr_AverageAnnualReturnYear10	4.47%
Royce Premier Fund | A Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.47%
5 Years	rr_AverageAnnualReturnYear05	9.36%
10 Years	rr_AverageAnnualReturnYear10	5.47%
Royce Premier Fund | A Class | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Premier Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Premier Fund | A Class | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Premier Fund | A Class | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund’s investment in a limited number of issuers may involve considerably more risk to investors than funds that invest in a larger number of issuers because it may be more susceptible to any single corporate, economic, political, regulatory, or market event. A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Premier Fund | A Class | Foreign Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Premier Fund | A Class | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Premier Fund | A Class | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Premier Fund | A Class | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Premier Fund | A Class | Small Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Premier Fund | Royce Premier Fund-Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
1 Year	rr_AverageAnnualReturnYear01	22.64%
5 Years	rr_AverageAnnualReturnYear05	12.58%
10 Years	rr_AverageAnnualReturnYear10	8.26%
Royce Small-Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities of such small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www. royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
Royce Small-Cap Fund | Russell Index Twenty One [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Small-Cap Fund | Royce Small-Cap Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Small-Cap Fund | Royce Small-Cap Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets, while the Lead Portfolio Manager collaborates with the managers across all segments.

The Fund invests at least 80% of its net assets in equity securities of such small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Consultant Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 26.86% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.52% (quarter ended 3/31/20).

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Small-Cap Fund | Market Risk [Member] | Royce Small-Cap Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Small-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Fund | Sector Risk [Member] | Royce Small-Cap Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Small-Cap Fund | Foreign Investments Risk [Member] | Royce Small-Cap Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Small-Cap Fund | Underperformance Risk [Member] | Royce Small-Cap Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Fund | Risk Not Insured [Member] | Royce Small-Cap Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Fund | Cybersecurity Risk [Member] | Royce Small-Cap Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Fund | Small And Micro Cap Risk [Member] | Royce Small-Cap Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small- and micro-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Fund | A Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Small-Cap Fund | Royce Small-Cap Fund-Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PENNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 50
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,155
Annual Return 2014	rr_AnnualReturn2014	(0.70%)
Annual Return 2015	rr_AnnualReturn2015	(11.40%)
Annual Return 2016	rr_AnnualReturn2016	26.50%
Annual Return 2017	rr_AnnualReturn2017	16.20%
Annual Return 2018	rr_AnnualReturn2018	(9.70%)
Annual Return 2019	rr_AnnualReturn2019	26.60%
Annual Return 2020	rr_AnnualReturn2020	14.10%
Annual Return 2021	rr_AnnualReturn2021	22.00%
Annual Return 2022	rr_AnnualReturn2022	(17.10%)
Annual Return 2023	rr_AnnualReturn2023	26.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.30%)
1 Year	rr_AverageAnnualReturnYear01	26.66%
5 Years	rr_AverageAnnualReturnYear05	13.11%
10 Years	rr_AverageAnnualReturnYear10	8.02%
Royce Small-Cap Fund | Royce Small-Cap Fund-Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.22%
5 Years	rr_AverageAnnualReturnYear05	10.83%
10 Years	rr_AverageAnnualReturnYear10	5.04%
Royce Small-Cap Fund | Royce Small-Cap Fund-Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.77%
5 Years	rr_AverageAnnualReturnYear05	10.22%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Royce Small-Cap Fund | Royce Small-Cap Fund-Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYPFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 50
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,579
Annual Return 2014	rr_AnnualReturn2014	(1.00%)
Annual Return 2015	rr_AnnualReturn2015	(11.70%)
Annual Return 2016	rr_AnnualReturn2016	26.10%
Annual Return 2017	rr_AnnualReturn2017	15.90%
Annual Return 2018	rr_AnnualReturn2018	(10.00%)
Annual Return 2019	rr_AnnualReturn2019	25.80%
Annual Return 2020	rr_AnnualReturn2020	13.90%
Annual Return 2021	rr_AnnualReturn2021	21.60%
Annual Return 2022	rr_AnnualReturn2022	(17.40%)
Annual Return 2023	rr_AnnualReturn2023	26.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.36%)
1 Year	rr_AverageAnnualReturnYear01	26.31%
5 Years	rr_AverageAnnualReturnYear05	12.69%
10 Years	rr_AverageAnnualReturnYear10	7.65%
Royce Small-Cap Fund | Royce Small-Cap Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYPCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,264
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.52%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of 12/31/23 (%)
1 Year	rr_AverageAnnualReturnYear01	25.39%
5 Years	rr_AverageAnnualReturnYear05	11.94%
10 Years	rr_AverageAnnualReturnYear10	6.92%
Royce Small-Cap Fund | Royce Small-Cap Fund-Consultant Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.08%
5 Years	rr_AverageAnnualReturnYear05	9.76%
10 Years	rr_AverageAnnualReturnYear10	3.90%
Royce Small-Cap Fund | Royce Small-Cap Fund-Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.94%
5 Years	rr_AverageAnnualReturnYear05	9.30%
10 Years	rr_AverageAnnualReturnYear10	4.75%
Royce Small-Cap Fund | A Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PAHPX
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds. More information about these and other sales charge discounts and waivers is available from your financial intermediary, under the heading “General Shareholder Information−Sales Charges” in this Prospectus (pages 19-20), in Appendix A: Sales Charge Waivers and Discounts from Certain Financial Intermediaries, and under the heading “Sales Charge Waivers and Reductions for A Class Shares” in the Funds’ Statement of Additional Information. “Financial intermediaries” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, and other financial intermediaries that have entered into an agreement with Royce Fund Services, LLC to sell Fund shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[3]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 237	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	651	[6]
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	918	[6]
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,206	[6]
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,023	[6]
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

The Fund uses multiple investment disciplines in an effort to provide exposure to approaches that have historically performed well in different market environments. These disciplines include “High Quality,” which looks for companies that have high returns on invested capital and that Royce believes have significant competitive advantages; “Emerging Quality,” which seeks companies that are newer in their lifecycle but that Royce believes can become High Quality in the future; “Traditional Value,” which looks for companies trading at prices below Royce’s estimate of their current worth; and “Quality Value,” which seeks companies with attractive profit margins, strong free cash flows, and lower leverage that also trade at what Royce believes are attractive valuations. The Fund’s portfolio managers generally focus on one of these approaches in managing segments of the Fund’s assets, while the Lead Portfolio Manager collaborates with the managers across all segments.

The Fund invests at least 80% of its net assets in equity securities of such small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities of such small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. Because A Class shares were not sold prior to December 31, 2023, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. (Service Class shown again for illustrative purposes.)

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Service Class (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 27.10% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.36% (quarter ended 3/31/20).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because A Class shares were not sold prior to December 31, 2023, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of 12/31/23 (%)
1 Year	rr_AverageAnnualReturnYear01	26.31%
5 Years	rr_AverageAnnualReturnYear05	12.69%
10 Years	rr_AverageAnnualReturnYear10	7.65%
Royce Small-Cap Fund | A Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.96%
5 Years	rr_AverageAnnualReturnYear05	10.47%
10 Years	rr_AverageAnnualReturnYear10	4.76%
Royce Small-Cap Fund | A Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.51%
5 Years	rr_AverageAnnualReturnYear05	9.89%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Royce Small-Cap Fund | A Class | Royce Small-Cap Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Small-Cap Fund | A Class | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Small-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Fund | A Class | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Fund | A Class | Foreign Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Small-Cap Fund | A Class | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark index. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Fund | A Class | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Fund | A Class | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Fund | A Class | Small Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Fund | Royce Small-Cap Fund-Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
1 Year	rr_AverageAnnualReturnYear01	26.77%
5 Years	rr_AverageAnnualReturnYear05	13.13%
10 Years	rr_AverageAnnualReturnYear10	8.10%
Royce Small-Cap Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Small-Cap Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Opportunity Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

The Fund invests at least 80% of its net assets in securities of small-cap companies, under normal circumstances. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in securities of small-cap companies, under normal circumstances. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www. royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Investment Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 38.95% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -37.14% (quarter ended 3/31/20).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of 12/31/23 (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Small-Cap Opportunity Fund | Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Opportunity Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Consultant Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Small- and micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund generally focuses on securities of small- and micro-cap companies it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

The Fund invests at least 65% of its net assets in equity securities, under normal circumstances. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Consultant Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 38.57% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -37.36% (quarter ended 3/31/20).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of 12/31/23 (%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest. com or by calling Shareholder Services at (800) 841-1180.

Royce Small-Cap Opportunity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Small-Cap Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Opportunity Fund | Market Risk [Member] | Royce Small-Cap Opportunity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Small-Cap Opportunity Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Opportunity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials and Information Technology sectors. Industrials sector companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. In addition, companies from the Information Technology sector can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Royce Small-Cap Opportunity Fund | Sector Risk [Member] | Royce Small-Cap Opportunity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

A significant portion of the Fund’s assets may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials and Information Technology sectors. Industrials sector companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. In addition, companies from the Information Technology sector can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.

Royce Small-Cap Opportunity Fund | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund’s opportunistic value investment approach may not be successful and could result in portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Opportunity Fund | Underperformance Risk [Member] | Royce Small-Cap Opportunity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund’s opportunistic value investment approach may not be successful and could result in portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Opportunity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Opportunity Fund | Risk Not Insured [Member] | Royce Small-Cap Opportunity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Opportunity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third -party service providers, and such third- party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Opportunity Fund | Cybersecurity Risk [Member] | Royce Small-Cap Opportunity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Opportunity Fund | Small Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Opportunity Fund | Small Cap Risk [Member] | Royce Small-Cap Opportunity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYPNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,489
Annual Return 2014	rr_AnnualReturn2014	(0.50%)
Annual Return 2015	rr_AnnualReturn2015	(13.60%)
Annual Return 2016	rr_AnnualReturn2016	29.90%
Annual Return 2017	rr_AnnualReturn2017	21.90%
Annual Return 2018	rr_AnnualReturn2018	(20.00%)
Annual Return 2019	rr_AnnualReturn2019	28.20%
Annual Return 2020	rr_AnnualReturn2020	26.50%
Annual Return 2021	rr_AnnualReturn2021	30.80%
Annual Return 2022	rr_AnnualReturn2022	(17.10%)
Annual Return 2023	rr_AnnualReturn2023	19.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.14%)
1 Year	rr_AverageAnnualReturnYear01	19.58%
5 Years	rr_AverageAnnualReturnYear05	16.05%
10 Years	rr_AverageAnnualReturnYear10	8.65%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.32%
5 Years	rr_AverageAnnualReturnYear05	14.19%
10 Years	rr_AverageAnnualReturnYear10	6.46%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.45%
5 Years	rr_AverageAnnualReturnYear05	12.69%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYOFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,830
1 Year	rr_AverageAnnualReturnYear01	19.26%
5 Years	rr_AverageAnnualReturnYear05	15.73%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,668
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 65% of its net assets in equity securities, under normal circumstances. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest. com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Annual Return 2014	rr_AnnualReturn2014	(1.60%)
Annual Return 2015	rr_AnnualReturn2015	(14.60%)
Annual Return 2016	rr_AnnualReturn2016	28.60%
Annual Return 2017	rr_AnnualReturn2017	20.50%
Annual Return 2018	rr_AnnualReturn2018	(20.80%)
Annual Return 2019	rr_AnnualReturn2019	26.70%
Annual Return 2020	rr_AnnualReturn2020	25.00%
Annual Return 2021	rr_AnnualReturn2021	29.50%
Annual Return 2022	rr_AnnualReturn2022	(18.00%)
Annual Return 2023	rr_AnnualReturn2023	18.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.36%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
1 Year	rr_AverageAnnualReturnYear01	18.39%
5 Years	rr_AverageAnnualReturnYear05	14.76%
10 Years	rr_AverageAnnualReturnYear10	7.46%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Consultant Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.14%
5 Years	rr_AverageAnnualReturnYear05	12.94%
10 Years	rr_AverageAnnualReturnYear10	5.19%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	11.63%
10 Years	rr_AverageAnnualReturnYear10	5.36%
Royce Small-Cap Opportunity Fund | R Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROFRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,169
1 Year	rr_AverageAnnualReturnYear01	18.76%
5 Years	rr_AverageAnnualReturnYear05	15.31%
10 Years	rr_AverageAnnualReturnYear10	7.97%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
1 Year	rr_AverageAnnualReturnYear01	19.65%
5 Years	rr_AverageAnnualReturnYear05	16.17%
10 Years	rr_AverageAnnualReturnYear10	8.77%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Institutional Class | Russell Index Twenty Two [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Royce Small-Cap Opportunity Fund | Royce Small-Cap Opportunity Fund-Institutional Class | Russell Index Twenty Three [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Small-Cap Special Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Small-Cap Special Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Special Equity Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/ or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/ or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value

Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www. royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Investment Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 19.38% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -24.62% (quarter ended 3/31/20).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of 12/31/23 (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Small-Cap Special Equity Fund | Russell Index Twenty Four [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Royce Small-Cap Special Equity Fund | Russell Index Twenty Five [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Small-Cap Special Equity Fund | Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Special Equity Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

The Fund invests at least 80% of its net assets in equity securities, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Consultant Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 19.06% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -24.80% (quarter ended 3/31/20).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of 12/31/23 (%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Small-Cap Special Equity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Small-Cap Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Special Equity Fund | Market Risk [Member] | Royce Small-Cap Special Equity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Small-Cap Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Special Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Special Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Small-Cap Special Equity Fund | Sector Risk [Member] | Royce Small-Cap Special Equity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Small-Cap Special Equity Fund | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund’s intensive value investment approach may not be successful and could result in portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Special Equity Fund | Underperformance Risk [Member] | Royce Small-Cap Special Equity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

 The Fund’s intensive value investment approach may not be successful and could result in portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Special Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Special Equity Fund | Risk Not Insured [Member] | Royce Small-Cap Special Equity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Special Equity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Special Equity Fund | Cybersecurity Risk [Member] | Royce Small-Cap Special Equity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

16 | The Royce Fund Prospectus 2024

Royce Small-Cap Special Equity Fund (concluded)

Royce Small-Cap Special Equity Fund | Small Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Special Equity Fund | Small Cap Risk [Member] | Royce Small-Cap Special Equity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYSEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,477
Annual Return 2014	rr_AnnualReturn2014	1.10%
Annual Return 2015	rr_AnnualReturn2015	(12.40%)
Annual Return 2016	rr_AnnualReturn2016	32.20%
Annual Return 2017	rr_AnnualReturn2017	7.90%
Annual Return 2018	rr_AnnualReturn2018	(9.90%)
Annual Return 2019	rr_AnnualReturn2019	12.60%
Annual Return 2020	rr_AnnualReturn2020	7.40%
Annual Return 2021	rr_AnnualReturn2021	22.50%
Annual Return 2022	rr_AnnualReturn2022	(6.30%)
Annual Return 2023	rr_AnnualReturn2023	12.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.62%)
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	9.39%
10 Years	rr_AverageAnnualReturnYear10	5.96%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.56%
5 Years	rr_AverageAnnualReturnYear05	7.07%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RSEFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	848
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,861
Annual Return 2014	rr_AnnualReturn2014	0.80%
Annual Return 2015	rr_AnnualReturn2015	(12.60%)
Annual Return 2016	rr_AnnualReturn2016	31.90%
Annual Return 2017	rr_AnnualReturn2017	7.70%
Annual Return 2018	rr_AnnualReturn2018	(10.10%)
Annual Return 2019	rr_AnnualReturn2019	12.40%
Annual Return 2020	rr_AnnualReturn2020	7.30%
Annual Return 2021	rr_AnnualReturn2021	22.20%
Annual Return 2022	rr_AnnualReturn2022	(6.60%)
Annual Return 2023	rr_AnnualReturn2023	12.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.41%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.61%)
1 Year	rr_AverageAnnualReturnYear01	12.50%
5 Years	rr_AverageAnnualReturnYear05	9.15%
10 Years	rr_AverageAnnualReturnYear10	5.71%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RSQCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	723
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,245
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,678
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities, under normal circumstances. At least 65% of these securities will be issued by small-cap companies at the time of investment. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.80%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
1 Year	rr_AverageAnnualReturnYear01	11.64%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-Consultant Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Years	rr_AverageAnnualReturnYear05	6.05%
10 Years	rr_AverageAnnualReturnYear10	2.67%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.69%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PAHQX
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Special Equity Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds. More information about these and other sales charge discounts and waivers is available from your financial intermediary, under the heading “General Shareholder Information-Sales Charges” in this Prospectus (pages 19-20), in Appendix A: Sales Charge Waivers and Discounts from Certain Financial Intermediaries, and under the heading “Sales Charge Waivers and Reductions for A Class Shares” in the Funds’ Statement of Additional Information. “Financial intermediaries” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, and other financial intermediaries that have entered into an agreement with Royce Fund Services, LLC to sell Fund shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[7]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%	[8]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts from certain financial intermediaries if you and your family invest, or agree to invest in the future, at least $25,000 in certain Royce, Franklin Templeton, and Legg Mason funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 255	[9]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	987	[10]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,329	[10]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,290	[10]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 668	[10]
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses, and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years. Because A Class shares were not sold prior to December 31, 2023, performance information is shown for Service Class shares, not offered in this Prospectus, for illustrative purposes. Purchases of A Class shares are subject to a maximum sales charge of 5.25% while purchases of Service Class shares are not subject to any sales charges. If such maximum sales charge for A Class shares had been reflected, total returns would have been lower. The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. (Service Class shown again for illustrative purposes.)

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.roycefunds.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Service Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 19.41% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -24.61% (quarter ended 3/31/20).
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.roycefunds.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of 12/31/23 (%)
1 Year	rr_AverageAnnualReturnYear01	12.50%
5 Years	rr_AverageAnnualReturnYear05	9.15%
10 Years	rr_AverageAnnualReturnYear10	5.71%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.21%
5 Years	rr_AverageAnnualReturnYear05	6.79%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.31%
5 Years	rr_AverageAnnualReturnYear05	6.90%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class | Royce Small-Cap Special Equity Fund-Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class | Royce Small-Cap Special Equity Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Small-Cap Special Equity Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Industrials sector. These companies can be significantly affected by general economic trends, commodity prices, legislation, government regulation and spending, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund’s intensive value investment approach may not be successful and could result in portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund-A Class | Small Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Special Equity Fund | C 000026018 [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,386
1 Year	rr_AverageAnnualReturnYear01	12.95%
5 Years	rr_AverageAnnualReturnYear05	9.48%
10 Years	rr_AverageAnnualReturnYear10	6.05%
Royce Small-Cap Total Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Small-Cap Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Total Return Fund’s investment goals are long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual Fund operating expenses may differ from the expense ratio in the Fund’s Financial Highlights because the highlights include only the Fund’s direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds and other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Service Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments, and/or other methods of returning capital to shareholders such as issuer share repurchases, are often a positive signal that may indicate attractive attributes, including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in companies that pay regular dividends and/or return capital to shareholders. Royce favors companies that fall into one of three investment themes: “Compounder” companies possess what Royce believes are outstanding business models, strong financial characteristics, and above-average growth potential. “Quality Value” companies have attractive profit margins, strong free cash flows, high returns on invested capital, and low leverage that also trade at what Royce believes are attractive valuations. “Special Situations” are companies that may have complex business models and/or require a catalyst for growth, such as spin offs, turnarounds, and/or unrecognized asset values.

The Fund invests at least 65% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, the Fund invests at least 80% of its net assets in securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 65% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, the Fund invests at least 80% of its net assets in securities of small-cap companies, under normal circumstances. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The Classes have substantially similar returns because they invest in the same portfolio of securities, differing only to the extent that the Classes have different expenses. The Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns for that Class would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www. royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Investment Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 25.25% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.27% (quarter ended 3/31/20).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of 12/31/23 (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Investment Class again used for illustrative purposes; after-tax returns differ by Class and would have been lower for the Service Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www. royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Small-Cap Total Return Fund | Russell Index Twenty Six [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Royce Small-Cap Total Return Fund | Russell Index Twenty Seven [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund-Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Total Return Fund’s investment goals are long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce believes that regular dividend payments, and/or other methods of returning capital to shareholders such as issuer share repurchases, are often a positive signal that may indicate attractive attributes, including a stable business model, shareholder-friendly management, disciplined capital allocation practices, and a conservative financial culture. The Fund seeks to achieve its investment objectives by primarily investing in companies that pay regular dividends and/or return capital to shareholders. Royce favors companies that fall into one of three investment themes: “Compounder” companies possess what Royce believes are outstanding business models, strong financial characteristics, and above-average growth potential. “Quality Value” companies have attractive profit margins, strong free cash flows, high returns on invested capital, and low leverage that also trade at what Royce believes are attractive valuations. “Special Situations” are companies that may have complex business models and/or require a catalyst for growth, such as spin offs, turnarounds, and/or unrecognized asset values.

The Fund invests at least 65% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, at least 65% of the Fund’s net assets will be invested in equity securities issued by small-cap companies. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Consultant Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 24.92% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -30.47% (quarter ended 3/31/20).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of 12/31/23 (%)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Small-Cap Total Return Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Small-Cap Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Total Return Fund | Market Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Small-Cap Total Return Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Total Return Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.
Royce Small-Cap Total Return Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Financials sector. These companies are subject to extensive government regulation, can be significantly affected by changes in interest rates, the availability and cost of capital, the rate of corporate and consumer debt defaults, and price competition, and can be subject to relatively rapid change due to government interventions in capital, credit, and currency markets.

Royce Small-Cap Total Return Fund | Sector Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Financials sector. These companies are subject to extensive government regulation, can be significantly affected by changes in interest rates, the availability and cost of capital, the rate of corporate and consumer debt defaults, and price competition, and can be subject to relatively rapid change due to government interventions in capital, credit, and currency markets.

Royce Small-Cap Total Return Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Small-Cap Total Return Fund | Foreign Investments Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Small-Cap Total Return Fund | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, there is no guarantee that the “Special Situation” companies will take the necessary steps to increase the value of their stocks or that the steps taken will have the intended results. Further, selecting stocks based, in part, on a history of paying dividends may cause the Fund to underperform relative to similar funds that do not select stocks on this basis. Finally, various factors may lead a company to unexpectedly reduce or eliminate dividend payments, which could adversely affect the market price of its securities. Therefore, securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Total Return Fund | Underperformance Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, there is no guarantee that the “Special Situation” companies will take the necessary steps to increase the value of their stocks or that the steps taken will have the intended results. Further, selecting stocks based, in part, on a history of paying dividends may cause the Fund to underperform relative to similar funds that do not select stocks on this basis. Finally, various factors may lead a company to unexpectedly reduce or eliminate dividend payments, which could adversely affect the market price of its securities. Therefore, securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Total Return Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Total Return Fund | Risk Not Insured [Member] | Royce Small-Cap Total Return Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Total Return Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Total Return Fund | Cybersecurity Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Total Return Fund | Small Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

Royce Small-Cap Total Return Fund | Small Cap Risk [Member] | Royce Small-Cap Total Return Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute and/or that the Fund will achieve its investment goals.

Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund-Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYTRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
Annual Return 2014	rr_AnnualReturn2014	1.30%
Annual Return 2015	rr_AnnualReturn2015	(7.20%)
Annual Return 2016	rr_AnnualReturn2016	25.90%
Annual Return 2017	rr_AnnualReturn2017	13.70%
Annual Return 2018	rr_AnnualReturn2018	(12.50%)
Annual Return 2019	rr_AnnualReturn2019	23.50%
Annual Return 2020	rr_AnnualReturn2020	3.80%
Annual Return 2021	rr_AnnualReturn2021	25.80%
Annual Return 2022	rr_AnnualReturn2022	(13.30%)
Annual Return 2023	rr_AnnualReturn2023	24.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.27%)
1 Year	rr_AverageAnnualReturnYear01	24.07%
5 Years	rr_AverageAnnualReturnYear05	11.65%
10 Years	rr_AverageAnnualReturnYear10	7.41%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund-Investment Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.01%
5 Years	rr_AverageAnnualReturnYear05	7.39%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund-Investment Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.73%
5 Years	rr_AverageAnnualReturnYear05	8.50%
10 Years	rr_AverageAnnualReturnYear10	5.04%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund-Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYTFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,914
1 Year	rr_AverageAnnualReturnYear01	23.85%
5 Years	rr_AverageAnnualReturnYear05	11.36%
10 Years	rr_AverageAnnualReturnYear10	7.11%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund-Consultant Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYTCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 231
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,220
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,615
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 65% of its net assets in dividend-paying equity securities, under normal circumstances. In addition, at least 65% of the Fund’s net assets will be invested in equity securities issued by small-cap companies. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Annual Return 2014	rr_AnnualReturn2014	0.40%
Annual Return 2015	rr_AnnualReturn2015	(8.20%)
Annual Return 2016	rr_AnnualReturn2016	24.70%
Annual Return 2017	rr_AnnualReturn2017	12.50%
Annual Return 2018	rr_AnnualReturn2018	(13.30%)
Annual Return 2019	rr_AnnualReturn2019	22.20%
Annual Return 2020	rr_AnnualReturn2020	2.80%
Annual Return 2021	rr_AnnualReturn2021	24.60%
Annual Return 2022	rr_AnnualReturn2022	(14.20%)
Annual Return 2023	rr_AnnualReturn2023	22.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.47%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
1 Year	rr_AverageAnnualReturnYear01	22.91%
5 Years	rr_AverageAnnualReturnYear05	10.55%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund-Consultant Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.47%
5 Years	rr_AverageAnnualReturnYear05	6.77%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Royce Small-Cap Total Return Fund | Royce Small-Cap Total Return Fund-Consultant Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.86%
5 Years	rr_AverageAnnualReturnYear05	7.78%
10 Years	rr_AverageAnnualReturnYear10	4.37%
Royce Small-Cap Total Return Fund | R Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RTRRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,275
1 Year	rr_AverageAnnualReturnYear01	23.28%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	6.73%
Royce Small-Cap Total Return Fund | C 000026009 [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.17%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,420
1 Year	rr_AverageAnnualReturnYear01	24.12%
5 Years	rr_AverageAnnualReturnYear05	11.75%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Royce Small-Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Small-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Small-Cap Value Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Investment and Service Classes in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies that it believes are trading below its estimate of their current worth. Small-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution. Royce focuses on companies that it believes also possess financial strength, a strong business model, and the ability to generate and effectively allocate excess free cash flow. The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances. The Fund may continue to hold or, in some cases, build positions in companies with higher market capitalizations. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Calendar Year Total Returns chart shows performance year-by-year over the last ten years
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Service Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a calendar quarter was 26.92% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -39.52% (quarter ended 3/31/20).

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
Royce Small-Cap Value Fund | Russell Index Twenty Seven [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Royce Small-Cap Value Fund | Russell Index Twenty Eight [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Small-Cap Value Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Small-Cap Value Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Small-Cap Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of small-cap securities are generally more volatile than those of larger-cap securities. In addition, because small-cap securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Small-Cap Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s) . As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Consumer Discretionary sector. These companies can be significantly affected by the performance of the overall economy, particularly the level of consumer inflation, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Royce Small-Cap Value Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Small-Cap Value Fund | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “value” stocks may remain undervalued for long periods (particularly during times of low or declining interest rates), undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Small-Cap Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Small-Cap Value Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Small-Cap Value Fund | Royce Small-Cap Value Fund-Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RVVHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,614
1 Year	rr_AverageAnnualReturnYear01	26.51%
5 Years	rr_AverageAnnualReturnYear05	10.25%
10 Years	rr_AverageAnnualReturnYear10	5.61%
Royce Small-Cap Value Fund | Royce Small-Cap Value Fund-Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYVFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	498
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	869
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,911
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	(11.50%)
Annual Return 2016	rr_AnnualReturn2016	21.10%
Annual Return 2017	rr_AnnualReturn2017	5.30%
Annual Return 2018	rr_AnnualReturn2018	(7.20%)
Annual Return 2019	rr_AnnualReturn2019	18.20%
Annual Return 2020	rr_AnnualReturn2020	(6.50%)
Annual Return 2021	rr_AnnualReturn2021	28.20%
Annual Return 2022	rr_AnnualReturn2022	(10.10%)
Annual Return 2023	rr_AnnualReturn2023	26.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.52%)
1 Year	rr_AverageAnnualReturnYear01	26.08%
5 Years	rr_AverageAnnualReturnYear05	9.96%
10 Years	rr_AverageAnnualReturnYear10	5.34%
Royce Small-Cap Value Fund | Royce Small-Cap Value Fund-Service Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.77%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Royce Small-Cap Value Fund | Royce Small-Cap Value Fund-Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.04%
5 Years	rr_AverageAnnualReturnYear05	7.71%
10 Years	rr_AverageAnnualReturnYear10	3.73%
Royce Smaller-Companies Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Smaller-Companies Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Royce Smaller-Companies Growth Fund’s investment goal is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of companies with stock market capitalizations up to $7.5 billion that it believes have above-average growth prospects. Royce also considers the extent to which such companies are trading below its estimate of their current worth and/or have the potential for higher internal rates of return or improved profit margins.

The Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $7.5 billion, under normal circumstances. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $7.5 billion. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $7.5 billion, under normal circumstances. The Fund may continue to hold or, in some cases, build positions in companies with market capitalizations of more than $7.5 billion. Although the Fund generally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest primarily in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Primary Risks for Fund Investors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Growth Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides an indication of the risks of investing in the Fund
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Growth Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 841-1180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.royceinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Service Class (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a calendar quarter was 33.99% (quarter ended 6/30/20) and the lowest return for a calendar quarter was -23.78% (quarter ended 3/31/20).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of 12/31/23 (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Shareholder Services at (800) 841-1180.

Royce Smaller-Companies Growth Fund | Russell Index Twenty Nine [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Smaller-Companies Growth Fund | Russell Index Thirty [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Royce Smaller-Companies Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As with any mutual fund that invests in common stocks, Royce Smaller-Companies Growth Fund is subject to market risk—the possibility that common stock prices will decline over short and/or extended periods of time due to overall market, financial, and economic conditions, trends, or events, governmental or central bank actions or interventions, changes in investor sentiment, armed conflicts, economic sanctions and countermeasures in response to sanctions, market disruptions caused by trade disputes or other factors, political developments, major cybersecurity events and acts of terrorism, the global and domestic effects of a pandemic or epidemic, contagion effects on the finance sector and the overall economy from banking industry instability, and other factors that may or may not be directly related to the issuer of a security held by the Fund. Economies and financial markets throughout the world are increasingly interconnected, and economic, financial, or political events in one country or region could have profound impacts on global economies or markets. Armed conflicts in Europe and the Middle East, as well as any recent banking industry instability, may adversely affect global economies, markets, industries, and individual companies in ways that cannot necessarily be foreseen. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short and/or long periods of time.

Royce Smaller-Companies Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

As of December 31, 2023, the Fund invested a significant portion of its assets in a limited number of issuers. Such a portfolio may involve considerably more risk to investors than one that invests in a larger number of issuers because such a portfolio may be more susceptible to any single corporate, economic, political, regulatory, or market event.

A significant portion of the Fund’s assets also may, from time to time, be invested in companies from a single sector or a limited number of sectors. Such an investment approach may involve considerably more risk to investors than one that is more broadly diversified across economic sectors because it may be more susceptible to corporate, economic, political, regulatory, or market events that adversely affect the relevant sector(s). As of December 31, 2023, the Fund invested a significant portion of its assets in companies from the Information Technology, Industrials, and Health Care sectors. Information Technology sector companies can be significantly affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. In addition, companies from the Industrials sector can be significantly affected by commodity prices, import and export controls, worldwide competition, changes in consumer sentiment and spending, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Health Care sector companies are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.

Royce Smaller-Companies Growth Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, environmental, public health, and/or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce Smaller-Companies Growth Fund | Underperformance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Royce’s estimate of a company’s growth prospects and/or current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses or underperformance relative to similar funds and/or the Fund’s benchmark indexes. Additionally, “growth” stocks are typically more sensitive to market movements and high or increasing interest rates because their market prices tend to reflect future expectations. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time or may never reach what Royce believes are their full market values.

Royce Smaller-Companies Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This Prospectus is not a contract.
Royce Smaller-Companies Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or investor data, or proprietary information. Such incidents may also cause the Fund, Royce, and/or their service providers to suffer data breaches, data corruption, or loss of operational functionality. In addition, cybersecurity incidents may prevent Fund investors from purchasing, redeeming, or exchanging shares, as well as from receiving distributions. The Fund and Royce have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Royce. Cybersecurity incidents may result in significant financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers are affected by cybersecurity incidents.

Royce Smaller-Companies Growth Fund | Small Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The prices of equity securities of companies with stock market capitalizations up to $7.5 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund-Investment Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RVPHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	694
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,531
1 Year	rr_AverageAnnualReturnYear01	17.05%
5 Years	rr_AverageAnnualReturnYear05	9.76%
10 Years	rr_AverageAnnualReturnYear10	6.65%
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund-Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RYVPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	848
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,861
Annual Return 2014	rr_AnnualReturn2014	3.90%
Annual Return 2015	rr_AnnualReturn2015	(1.80%)
Annual Return 2016	rr_AnnualReturn2016	9.40%
Annual Return 2017	rr_AnnualReturn2017	17.40%
Annual Return 2018	rr_AnnualReturn2018	(10.20%)
Annual Return 2019	rr_AnnualReturn2019	23.70%
Annual Return 2020	rr_AnnualReturn2020	49.30%
Annual Return 2021	rr_AnnualReturn2021	7.80%
Annual Return 2022	rr_AnnualReturn2022	(32.40%)
Annual Return 2023	rr_AnnualReturn2023	17.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.78%)
1 Year	rr_AverageAnnualReturnYear01	16.97%
5 Years	rr_AverageAnnualReturnYear05	9.49%
10 Years	rr_AverageAnnualReturnYear10	6.38%
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund-Service Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.97%
5 Years	rr_AverageAnnualReturnYear05	6.90%
10 Years	rr_AverageAnnualReturnYear10	2.53%
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund-Service Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.05%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	4.26%
Royce Smaller-Companies Growth Fund | Royce Smaller-Companies Growth Fund-Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	455
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	807
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,799
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Years	rr_AverageAnnualReturnYear05	9.85%
10 Years	rr_AverageAnnualReturnYear10	6.73%
Royce Premier Fund-Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%

[1]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[2]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.
[3]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information – Sales Charges” in this Prospectus.
[4]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[5]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[6]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.
[7]	Shareholders purchasing A Class shares through certain financial intermediaries or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “General Shareholder Information–Sales Charges” in this Prospectus.
[8]	You may buy A Class shares of the Fund at net asset value (without an initial sales charge), at certain financial intermediaries if the amount of such purchase, when combined with certain holdings of various Royce, Franklin Templeton, and Legg Mason funds, equals or exceeds $1,000,000. However, if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[9]	Assumes your investment is not subject to an initial sales charge but that your redemption of all of your shares is subject to a deferred sales charge of 1.00%.
[10]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.